SHAREHOLDERS’ EQUITY (Details Narrative) ¥ in Thousands			1 Months Ended	12 Months Ended
	Oct. 15, 2024 shares	Sep. 30, 2024	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Oct. 14, 2024 shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				2,000,000,000	1,277,610,000
Reserve share split	3-for-1 share split	3-for-1 share split
Outstanding common shares	21,628,452			23,628,452	21,628,452		7,209,484
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				2,000,000	1,277,610
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | ¥			¥ 993,125
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			2,000,000
Public offering price per share | $ / shares				$ 5.00